Jun-04-03 03:43pm From- T-026 P.003/003 F-213

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055649

Cert NYS

1-16443

NYSE

RECD S.E.C.
JUN 4 2003
081

June 4, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS The Hertz Corporation Debenture Backed Series 2003-8 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 4, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]